Document and Entity Information	Dec. 07, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2021
Entity Registrant Name	Couchbase, Inc.
Entity Central Index Key	0001845022
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40601
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-3576987
Entity Address, Address Line One	3250 Olcott Street
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	650
Local Phone Number	417-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00001 par value per share
Trading Symbol	BASE
Security Exchange Name	NASDAQ